Financial Instruments - Narrative (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Investments	R$ 3,231,513	R$ 8,128,058
Financial assets	26,508,899	R$ 27,178,688
Foreign currency exchange
Disclosure of detailed information about financial instruments [line items]
Risk in equity securities	8,559
Equity price
Disclosure of detailed information about financial instruments [line items]
Risk in equity securities	1,238,476
Deposits from banking customers
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 324,315